UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-02945

                          CENTENNIAL MONEY MARKET TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                    Date of reporting period: MARCH 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Centennial Money Market Trust

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                     Principal
                                                                        Amount                  Value
-----------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--20.5%
-----------------------------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--8.0%
Bank of the West, 4.57%, 4/5/06                               $    100,000,000       $    100,000,000
-----------------------------------------------------------------------------------------------------
Citibank NA:
4.615%, 4/27/06                                                    155,000,000            155,000,000
4.71%, 5/16/06                                                     113,000,000            113,000,000
4.805%, 6/6/06                                                     135,000,000            135,000,000
4.885%, 6/21/06                                                    260,500,000            260,500,000
-----------------------------------------------------------------------------------------------------
HBOS Treasury Services, New York, 4.485%, 4/3/06                   100,000,000            100,000,000
-----------------------------------------------------------------------------------------------------
Washington Mutual Bank FA:
4.76%, 5/11/06                                                     250,000,000            250,000,000
4.76%, 5/12/06                                                     138,000,000            138,000,000
4.78%, 5/12/06                                                      50,000,000             50,000,000
-----------------------------------------------------------------------------------------------------
Wells Fargo & Co., 4.75%, 4/19/06                                  107,000,000            107,000,000
-----------------------------------------------------------------------------------------------------
Wells Fargo Bank NA:
4.77%, 4/24/06                                                      48,200,000             48,200,000
4.77%, 4/26/06                                                      33,100,000             33,100,000
4.77%, 4/27/06                                                     133,000,000            133,000,000
4.77%, 4/28/06                                                      84,300,000             84,300,000
4.78%, 5/5/06                                                       33,500,000             33,500,000
                                                                                     ----------------
                                                                                        1,740,600,000
-----------------------------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--12.5%
Barclays Bank plc, New York:
4.705%, 5/15/06                                                    128,000,000            128,000,000
4.73%, 5/22/06                                                      75,000,000             75,000,000
4.94%, 6/29/06                                                     162,000,000            162,000,000
-----------------------------------------------------------------------------------------------------
Calyon, New York:
4.48%, 4/3/06                                                      150,000,000            150,000,000
4.555%, 4/19/06                                                    150,000,000            150,000,000
4.73%, 5/22/06                                                     100,000,000            100,000,000
4.81%, 5/24/06                                                      25,000,000             25,000,000
-----------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce NY:
4.69%, 4/24/06                                                      92,500,000             92,500,000
4.715%, 4/28/06                                                     47,900,000             47,900,000
4.76%, 4/27/06                                                     200,000,000            200,000,000
4.81%, 5/23/06                                                     100,000,000            100,000,000
-----------------------------------------------------------------------------------------------------
Fortis Bank SA/NV, New York:
4.69%, 4/20/06                                                     173,500,000            173,500,000
4.76%, 4/28/06                                                     125,500,000            125,500,000
-----------------------------------------------------------------------------------------------------
HBOS Treasury Services, New York, 4.685%, 5/12/06                   50,000,000             50,000,000
-----------------------------------------------------------------------------------------------------
Rabobank Nederland NV, New York:
4.29%, 4/18/06                                                      43,000,000             42,994,686
4.76%, 4/20/06                                                     150,000,000            150,000,000
-----------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, New York, 4.59%, 10/3/06 1          164,000,000            163,983,458
-----------------------------------------------------------------------------------------------------
Societe Generale North America:
4.78%, 5/17/06                                                     139,000,000            139,000,000
4.87%, 6/1/06                                                      100,000,000            100,000,000
-----------------------------------------------------------------------------------------------------
Svenska Handelsbanken NY, 4.815%, 5/25/06                          199,000,000            199,000,000
-----------------------------------------------------------------------------------------------------
Toronto Dominion Bank, New York, 3.755%, 5/11/06                    43,000,000             42,951,992
-----------------------------------------------------------------------------------------------------
UBS Finance (Delaware) LLC:
4.585%, 4/7/06                                                     150,000,000            150,000,000


1                    |                             Centennial Money Market Trust

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount                  Value
----------------------------------------------------------------------------------------------------------
4.67%, 4/21/06                                                     $    165,000,000       $    165,000,000
                                                                                          ----------------
                                                                                             2,732,330,136
                                                                                          ----------------
Total Certificates of Deposit (Cost $4,472,930,136)                                          4,472,930,136
----------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--27.3%
----------------------------------------------------------------------------------------------------------
AB SPINTAB:
4.435%, 4/4/06                                                           35,400,000             35,386,917
4.47%, 4/10/06                                                          182,500,000            182,296,431
4.48%, 4/13/06                                                           77,500,000             77,384,267
4.59%, 5/3/06                                                           113,500,000            113,036,920
4.735%, 6/1/06                                                           25,000,000             24,799,420
----------------------------------------------------------------------------------------------------------
Bank of America Corp.:
4.615%, 4/13/06                                                         100,000,000            100,000,000
4.71%, 5/11/06                                                          127,000,000            127,000,000
4.79%, 6/1/06                                                            48,000,000             48,000,000
4.87%, 6/14/06                                                          268,900,000            268,900,000
----------------------------------------------------------------------------------------------------------
Danske Corp.:
4.59%, 4/26/06 2                                                         85,189,000             84,918,279
4.61%, 4/6/06 2                                                          29,700,000             29,681,479
4.675%, 5/10/06 2                                                       100,000,000             99,493,542
4.785%, 6/2/06 2                                                         53,400,000             52,959,940
4.81%, 6/15/06 2                                                         13,000,000             12,869,729
4.83%, 6/23/06 2                                                         50,000,000             49,443,208
----------------------------------------------------------------------------------------------------------
Dexia Delaware LLC:
4.425%, 4/3/06 2                                                        160,984,000            160,944,425
4.43%, 4/5/06 2                                                          44,000,000             43,978,342
4.685%, 4/28/06                                                         125,000,000            124,560,781
----------------------------------------------------------------------------------------------------------
DnB NOR Bank ASA:
4.55%, 4/5/06                                                           110,000,000            109,944,511
4.80%, 6/15/06                                                          250,000,000            247,500,000
----------------------------------------------------------------------------------------------------------
Fortis Funding LLC:
4.76%, 4/27/06 2                                                         49,500,000             49,329,830
4.77%, 6/9/06 2                                                          50,000,000             49,542,875
----------------------------------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland:
4.565%, 4/25/06 2                                                       130,000,000            129,604,800
4.78%, 6/9/06 2                                                         276,400,000            273,870,859
----------------------------------------------------------------------------------------------------------
HBOS Treasury Services:
4.435%, 4/3/06                                                           60,000,000             59,985,217
4.435%, 4/6/06                                                           25,300,000             25,284,416
4.61%, 5/8/06                                                            95,150,000             94,699,174
4.615%, 5/10/06                                                         126,500,000            125,867,553
4.65%, 5/9/06                                                            48,100,000             47,864,648
4.65%, 5/15/06                                                            8,100,000              8,053,965
4.805%, 6/15/06                                                         135,900,000            134,539,584
----------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., 4.74%, 5/30/06                                          50,000,000             49,611,583
----------------------------------------------------------------------------------------------------------
LaSalle Bank Midwest NA, 4.635%, 5/1/06                                  98,000,000             98,000,000
----------------------------------------------------------------------------------------------------------
National Australia Funding (Delaware), Inc., 4.62%, 4/4/06 2             80,000,000             79,969,200
----------------------------------------------------------------------------------------------------------
National City Credit Corp.:
4.575%, 4/6/06                                                           50,000,000             49,968,229
4.575%, 4/7/06                                                           43,000,000             42,967,213

2                    |                             Centennial Money Market Trust

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount                  Value
----------------------------------------------------------------------------------------------------------
4.63%, 4/17/06                                                     $     50,000,000       $     49,897,111
4.72%, 5/12/06                                                           56,000,000             55,698,969
----------------------------------------------------------------------------------------------------------
Nationwide Building Society:
4.51%, 4/12/06 2                                                         19,000,000             18,973,817
4.575%, 5/2/06 2                                                        100,000,000             99,606,042
4.595%, 5/3/06 2                                                         50,000,000             49,795,778
4.675%, 5/22/06 2                                                       100,000,000             99,337,708
----------------------------------------------------------------------------------------------------------
Nordea North America, Inc.:
4.595%, 5/3/06                                                          110,000,000            109,550,378
4.60%, 5/2/06                                                            68,800,000             68,527,476
4.625%, 5/9/06                                                          113,770,000            113,214,581
4.63%, 5/8/06                                                            49,000,000             48,767,835
4.645%, 5/1/06                                                          100,000,000             99,612,917
----------------------------------------------------------------------------------------------------------
Scotiabanc, Inc., 4.89%, 6/30/06 2                                       72,500,000             71,614,594
----------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB:
4.59%, 4/17/06 2                                                         35,000,000             34,928,600
4.77%, 11/22/06 1,2                                                      80,000,000             79,999,386
4.791%, 11/27/06 1,2                                                     75,000,000             75,000,000
----------------------------------------------------------------------------------------------------------
Societe Generale North America:
4.43%, 4/5/06                                                           190,000,000            189,906,478
4.57%, 4/20/06                                                           17,000,000             16,958,997
4.73%, 4/4/06                                                            44,200,000             44,183,527
----------------------------------------------------------------------------------------------------------
St. George Bank Ltd.:
4.43%, 4/5/06 2                                                          78,000,000             77,961,607
4.615%, 5/9/06 2                                                         60,000,000             59,707,717
----------------------------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc.:
4.58%, 4/24/06 2                                                         30,600,000             30,510,461
4.67%, 5/18/06 2                                                         92,000,000             91,439,081
----------------------------------------------------------------------------------------------------------
Svenska Handelsbanken AB, Series S:
4.66%, 5/16/06                                                           40,000,000             39,767,000
4.81%, 6/15/06                                                           89,750,000             88,850,630
----------------------------------------------------------------------------------------------------------
Swedbank AB, 4.84%, 6/14/06                                              15,000,000             14,850,767
----------------------------------------------------------------------------------------------------------
UBS Finance (Delaware) LLC:
4.46%, 4/10/06                                                           77,325,000             77,238,783
4.585%, 4/6/06                                                          162,500,000            162,396,519
4.60%, 5/10/06                                                           15,800,000             15,721,263
4.605%, 4/7/06                                                           25,000,000             24,980,813
4.61%, 4/24/06                                                          190,000,000            189,440,397
4.63%, 5/8/06                                                            23,800,000             23,686,745
----------------------------------------------------------------------------------------------------------
Westpac Banking Corp.:
4.455%, 4/10/06 2                                                       131,000,000            130,854,099
4.48%, 4/13/06 2                                                         48,000,000             47,928,320
4.705%, 5/24/06 2                                                        34,800,000             34,558,947
----------------------------------------------------------------------------------------------------------
Westpac Trust Securities NZ Ltd.:
4.57%, 4/26/06 2                                                         73,000,000             72,768,326
4.65%, 5/15/06 2                                                         50,000,000             49,715,833
4.67%, 5/17/06 2                                                         37,500,000             37,276,229
4.89%, 6/30/06 2                                                         37,500,000             37,041,563
                                                                                          ----------------
Total Direct Bank Obligations (Cost $5,944,526,631)                                          5,944,526,631

3                    |                             Centennial Money Market Trust

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount                  Value
----------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--52.3%
----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--23.6%
Barton Capital Corp., 4.57%, 4/13/06 2                             $    100,000,000       $     99,847,667
----------------------------------------------------------------------------------------------------------
Cable Beach LP, 4.56%, 4/13/06 2                                         75,000,000             74,886,000
----------------------------------------------------------------------------------------------------------
Cancara Asset Securitization LLC, 4.77%, 4/12/06 2                       23,000,000             22,966,478
----------------------------------------------------------------------------------------------------------
Chesham Finance LLC:
4.64%, 5/1/06                                                            20,000,000             19,922,667
4.695%, 5/5/06                                                          244,500,000            243,415,846
4.76%, 5/12/06                                                          111,500,000            110,895,546
----------------------------------------------------------------------------------------------------------
Crown Point Capital Co.:
4.65%, 5/12/06 2                                                         19,924,000             19,818,486
4.655%, 5/8/06 2                                                         64,852,000             64,542,127
4.685%, 5/16/06 2                                                        87,000,000             86,490,506
4.81%, 6/9/06 2                                                          94,245,000             93,376,140
----------------------------------------------------------------------------------------------------------
Eiffel Funding LLC, 4.68%, 4/20/06 2                                     20,844,000             20,792,515
----------------------------------------------------------------------------------------------------------
Fairway Finance Corp.:
4.56%, 4/4/06 2                                                          40,441,000             40,425,632
4.68%, 5/2/06 2                                                          66,497,000             66,229,017
4.685%, 5/12/06 2                                                        40,590,000             40,373,424
4.685%, 5/18/06 2                                                        44,513,000             44,240,735
4.75%, 4/26/06 2                                                         39,466,000             39,335,817
4.86%, 6/19/06 2                                                         92,035,000             91,053,447
----------------------------------------------------------------------------------------------------------
FCAR Owner Trust I:
4.54%, 4/17/06                                                           40,000,000             39,919,289
4.81%, 6/2/06                                                            92,000,000             91,237,882
4.865%, 6/15/06                                                          50,000,000             49,493,229
----------------------------------------------------------------------------------------------------------
FCAR Owner Trust II:
4.69%, 5/15/06                                                          154,500,000            153,614,036
4.69%, 5/17/06                                                           50,000,000             49,700,361
4.77%, 6/5/06                                                            21,000,000             20,819,138
----------------------------------------------------------------------------------------------------------
Gemini Securitization Corp.:
4.745%, 6/2/06 2                                                         75,000,000             74,387,104
4.77%, 6/5/06 2                                                          87,000,000             86,250,713
4.785%, 6/8/06 2                                                         70,000,000             69,367,317
4.87%, 6/23/06 2                                                        200,000,000            197,754,389
----------------------------------------------------------------------------------------------------------
Gotham Funding Corp.:
4.61%, 4/12/06 2                                                        100,000,000             99,859,139
4.70%, 5/3/06 2                                                         100,000,000             99,582,222
4.71%, 4/17/06 2                                                        152,666,000            152,346,419
4.74%, 5/2/06 2                                                          45,550,000             45,364,080
4.79%, 6/5/06 2                                                          25,000,000             24,783,785
4.80%, 4/11/06 2                                                         33,912,000             33,868,315
4.80%, 5/10/06 2                                                         42,500,000             42,279,000
----------------------------------------------------------------------------------------------------------
GOVCO, Inc.:
4.445%, 4/6/06 2                                                         75,000,000             74,953,698
4.48%, 4/12/06 2                                                         86,500,000             86,381,591
4.58%, 4/28/06 2                                                         98,000,000             97,663,370
4.585%, 5/1/06 2                                                         30,000,000             29,885,375

4                    |                             Centennial Money Market Trust

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount                  Value
----------------------------------------------------------------------------------------------------------
4.67%, 5/19/06 2                                                   $     70,000,000       $     69,564,133
4.69%, 5/22/06 2                                                         30,000,000             29,800,675
4.805%, 6/12/06 2                                                        44,000,000             43,577,160
----------------------------------------------------------------------------------------------------------
Grampian Funding LLC:
4.60%, 5/3/06 2                                                          16,500,000             16,432,533
4.865%, 6/21/06 2                                                        74,000,000             73,189,978
----------------------------------------------------------------------------------------------------------
Legacy Capital Co. LLC:
4.58%, 4/6/06                                                           126,000,000            125,919,850
4.82%, 6/5/06                                                           101,218,000            100,345,346
4.86%, 6/22/06                                                          107,100,000            105,914,403
----------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
4.49%, 4/10/06 2                                                        142,271,000            142,111,702
4.55%, 4/19/06 2                                                         24,576,000             24,520,090
4.65%, 5/10/06 2                                                        139,184,000            138,483,336
4.695%, 5/22/06 2                                                        75,000,000             74,501,156
4.78%, 4/5/06 2                                                          68,000,000             67,963,884
----------------------------------------------------------------------------------------------------------
Neptune Funding Corp.:
4.48%, 4/5/06 2                                                          15,500,000             15,492,284
4.52%, 4/13/06 2                                                        131,300,000            131,102,175
4.54%, 4/19/06 2                                                         32,500,000             32,426,225
4.68%, 5/5/06 2                                                          25,000,000             24,889,500
4.86%, 6/1/06 2                                                          43,128,000             42,772,841
4.87%, 6/7/06 2                                                          71,861,000             71,209,680
4.87%, 6/14/06 2                                                         72,734,000             72,005,892
----------------------------------------------------------------------------------------------------------
Old Line Funding Corp.:
4.59%, 4/11/06 2                                                         51,953,000             51,886,760
4.59%, 4/12/06 2                                                         46,507,000             46,441,774
4.67%, 4/17/06 2                                                         24,000,000             23,950,187
----------------------------------------------------------------------------------------------------------
Ormond Quay Funding LLC, 4.82%, 4/24/06 2,3                              66,500,000             66,295,428
----------------------------------------------------------------------------------------------------------
Perry Global Funding LLC, Series A:
4.57%, 4/18/06 2                                                         37,590,000             37,508,879
4.61%, 5/3/06 2                                                          47,657,000             47,461,712
4.66%, 5/4/06 2                                                         216,000,000            215,083,407
4.67%, 5/15/06 2                                                         83,766,000             83,287,882
----------------------------------------------------------------------------------------------------------
Regency Markets No. 1 LLC, 4.54%, 4/20/06 2                              70,000,000             69,832,272
----------------------------------------------------------------------------------------------------------
Solitaire Funding LLC:
4.48%, 4/12/06 2                                                         15,175,000             15,154,227
4.54%, 4/21/06 2                                                        100,000,000             99,747,778
----------------------------------------------------------------------------------------------------------
Victory Receivables Corp.:
4.75%, 4/21/06 2                                                          5,000,000              4,986,806
4.76%, 4/19/06 2                                                        108,489,000            108,230,796
4.855%, 6/20/06 2                                                        44,645,000             44,163,330
----------------------------------------------------------------------------------------------------------
Yorktown Capital LLC, 4.66%, 4/7/06 2                                    29,235,000             29,212,294
                                                                                          ----------------
                                                                                             5,143,588,877
----------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Better Brands of South Georgia LLP, Series 2003, 4.83%, 4/6/06 1         11,600,000             11,600,000

5                    |                             Centennial Money Market Trust

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount                  Value
----------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--6.0%
Banc of America Securities LLC, 4.83%, 4/3/06 1                    $    180,000,000       $    180,000,000
----------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.:
4.465%, 4/12/06                                                          75,000,000             74,897,677
4.51%, 4/17/06                                                           41,000,000             40,917,818
4.61%, 5/8/06                                                           268,500,000            267,227,832
4.82%, 6/19/06                                                           44,000,000             43,534,602
----------------------------------------------------------------------------------------------------------
First Clearing LLC, 4.93%, 12/6/06 1                                     90,500,000             90,500,000
----------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.:
4.72%, 4/7/06 1,4                                                       160,000,000            160,000,000
4.873%, 10/30/06 1,4                                                    233,000,000            233,000,000
----------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 5%, 4/3/06 1                                     229,000,000            229,000,000
                                                                                          ----------------
                                                                                             1,319,077,929
----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.2%
Deutsche Bank Financial LLC, 4.60%, 4/21/06                              70,000,000             69,821,111
----------------------------------------------------------------------------------------------------------
HSBC USA, Inc.:
4.36%, 5/1/06                                                            20,000,000             19,927,333
4.63%, 5/10/06                                                          131,500,000            130,840,418
----------------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp., 4.75%, 5/17/06                                  50,000,000             49,696,528
                                                                                          ----------------
                                                                                               270,285,390
----------------------------------------------------------------------------------------------------------
COMMERCIAL FINANCE--1.2%
Countrywide Financial Corp.:
4.79%, 4/17/06                                                           37,000,000             36,921,231
4.79%, 4/20/06                                                           97,500,000             97,253,251
4.80%, 4/19/06                                                           34,000,000             33,918,400
4.80%, 4/26/06                                                          100,000,000             99,666,667
                                                                                          ----------------
                                                                                               267,759,549
----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.8%
American Express Credit Corp., 4.52%, 4/18/06                           150,000,000            149,679,833
----------------------------------------------------------------------------------------------------------
American Express Credit Corp., Series B, 4.839%, 12/15/06 1              25,000,000             25,021,087
                                                                                          ----------------
                                                                                               174,700,920
----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.0%
General Electric Capital Corp.:
4.47%, 4/12/06                                                          133,700,000            133,517,388
4.59%, 5/3/06                                                            75,000,000             74,694,000
4.645%, 5/1/06                                                           50,000,000             49,806,458
----------------------------------------------------------------------------------------------------------
General Electric Capital Services:
4.44%, 4/6/06                                                            70,000,000             69,956,833
4.65%, 5/15/06                                                           92,900,000             92,372,018
4.66%, 5/5/06                                                           112,000,000            111,507,076
4.75%, 4/24/06                                                          140,000,000            139,575,139
4.75%, 4/26/06                                                           97,000,000             96,680,035
----------------------------------------------------------------------------------------------------------
HSBC Finance Corp.:
4.52%, 4/21/06                                                          200,000,000            199,497,778
4.58%, 5/1/06                                                           148,000,000            147,435,133
4.81%, 6/16/06                                                           50,000,000             49,492,278


6                    |                             Centennial Money Market Trust

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount                  Value
----------------------------------------------------------------------------------------------------------
Prudential Funding LLC, 4.575%, 5/4/06 4                           $    138,000,000       $    137,421,263
                                                                                          ----------------
                                                                                             1,301,955,399
----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Mississippi Business Finance Corp., 4.83%, 4/3/06 1                      15,200,000             15,200,000
----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.0%
Cambridge-Southlake Partners LP, Series 2003, 4.83%, 4/6/06 1             8,875,000              8,875,000
----------------------------------------------------------------------------------------------------------
INSURANCE--3.6%
ING America Insurance Holdings, Inc.:
4.45%, 4/10/06                                                           26,000,000             25,971,075
4.48%, 4/12/06                                                           27,500,000             27,462,356
4.525%, 4/20/06                                                          33,500,000             33,419,995
4.55%, 4/21/06                                                           10,000,000              9,974,722
4.635%, 5/12/06                                                          27,000,000             26,857,474
4.72%, 4/7/06                                                             5,000,000              4,996,296
4.73%, 5/30/06                                                           30,000,000             29,767,442
4.765%, 6/6/06                                                           41,000,000             40,641,831
4.77%, 6/5/06                                                            42,500,000             42,134,736
4.80%, 6/7/06                                                            25,000,000             24,776,667
4.87%, 7/10/06                                                           50,000,000             49,323,611
4.90%, 7/13/06                                                           90,000,000             88,738,250
----------------------------------------------------------------------------------------------------------
Jackson National Life Global Funding, Series 2004-6,
4.789%, 4/18/06 1,4                                                      50,000,000             50,000,000
----------------------------------------------------------------------------------------------------------
Jackson National Life Insurance Co., 4.64%, 8/1/06 1,4                   48,000,000             48,000,000
----------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Series 2003-5,
4.811%, 4/18/06 1,4                                                      69,400,000             69,400,000
----------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 4.66%, 4/1/06 1,4                  165,000,000            165,000,000
----------------------------------------------------------------------------------------------------------
United of Omaha Life Insurance Co., 4.73%, 4/1/06 1,4                    50,000,000             50,000,000
                                                                                          ----------------
                                                                                               786,464,455
----------------------------------------------------------------------------------------------------------
LEASING & FACTORING--2.0%
Toyota Motor Credit Corp.:
4.60%, 5/5/06                                                           140,000,000            139,391,778
4.60%, 5/11/06                                                           90,000,000             89,540,000
4.65%, 5/1/06 2                                                         100,000,000             99,612,500
4.68%, 4/28/06                                                           21,000,000             20,926,290
4.79%, 5/17/06                                                           90,000,000             89,449,150
                                                                                          ----------------
                                                                                               438,919,718
----------------------------------------------------------------------------------------------------------
OIL & GAS--0.1%
Total Capital, 4.80%, 6/7/06 2                                           26,652,000             26,413,909
----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.5%
Sanofi-Aventis:
4.57%, 4/12/06 2                                                         26,500,000             26,462,996
4.82%, 5/24/06 2                                                         73,700,000             73,177,017
                                                                                          ----------------
                                                                                                99,640,013
----------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--7.1%
Blue Spice LLC, 4.54%, 4/3/06 2                                          75,000,000             74,981,083
----------------------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc., Series A, 4.80%, 4/18/06      6,607,000              6,592,024
----------------------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc., Series B, 4.77%, 5/31/06     27,395,000             27,177,210

7                    |                             Centennial Money Market Trust

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
---------------------------------------------------------------------------------------------------------------------------
K2 (USA) LLC:
4.51%, 4/18/06                                                                      $     44,600,000       $     44,505,014
4.69%, 5/22/06                                                                           119,300,000            118,507,896
---------------------------------------------------------------------------------------------------------------------------
LINKS Finance LLC:
4.60%, 4/26/06                                                                           143,000,000            142,543,840
4.61%, 4/25/06                                                                            15,200,000             15,153,285
4.83%, 6/9/06                                                                             40,000,000             39,629,700
---------------------------------------------------------------------------------------------------------------------------
Parkland (USA) LLC:
4.70%, 12/12/06 1,3                                                                       16,000,000             15,998,882
4.729%, 4/18/06 1,3                                                                       50,000,000             49,995,704
---------------------------------------------------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM, 4.794%, 4/24/06 1                                        156,500,000            156,500,000
---------------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc.:
4.62%, 5/3/06                                                                             42,600,000             42,425,056
4.625%, 5/8/06                                                                            50,000,000             49,762,326
4.76%, 6/5/06                                                                            129,600,000            128,486,160
4.835%, 6/12/06                                                                          170,000,000            168,360,820
---------------------------------------------------------------------------------------------------------------------------
Ticonderoga Funding LLC, 4.625%, 5/4/06 3                                                151,705,000            151,061,834
---------------------------------------------------------------------------------------------------------------------------
Union Hamilton Special Purpose Funding LLC, 4.965%, 9/28/06 1,3                          100,000,000            100,000,000
---------------------------------------------------------------------------------------------------------------------------
Wachovia Asset Securitization, Inc., Home Equity Asset-Backed Securities,
Series 2004-HM1A, Cl. A, 4.808%, 11/25/34, 4.808%, 4/25/06 1                              40,037,001             40,036,682
---------------------------------------------------------------------------------------------------------------------------
Wind Master Trust Nts.:
4.581%, 4/25/06 1,4                                                                       35,106,000             35,106,000
4.818%, 6/26/06 1,4                                                                       70,235,000             70,235,000
4.818%, 8/25/06 1,4                                                                       80,370,000             80,370,000
                                                                                                           ----------------
                                                                                                              1,557,428,516

                                                                                                           ----------------
Total Short-Term Notes (Cost $11,421,909,675)                                                                11,421,909,675
---------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $21,839,366,442)                                             100.1%        21,839,366,442
---------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                           (0.1)           (11,554,509)

                                                                                        -----------------------------------
Net Assets                                                                                     100.0%      $ 21,827,811,933
                                                                                        ===================================

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $6,648,663,405, or 30.46% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $383,351,848 or 1.76% of the Trust's net assets as of March 31, 2006.

4. Illiquid security. The aggregate value of illiquid securities as of March 31, 2006 was $1,098,532,263, which represents 5.03% of the Trust's net assets. See accompanying Notes.


8                    |                             Centennial Money Market Trust

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------


NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

ILLIQUID SECURITIES

As of March 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


9                    |                             Centennial Money Market Trust


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Money Market Trust


By:
        /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
        /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006


By:
        /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: May 15, 2006